Expected Non-cancellable Undiscounted Operating Lease Payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 48,590	$ 42,500
Less than one year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	10,985	10,782
One to five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	28,977	29,327
More than five years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable undiscounted operating lease	$ 8,628	$ 2,391